Financial risk review - Securities Sold Under Repurchase Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	$ (354,636)	$ (350,810)
Net amount of assets presented in the consolidated statement of financial position	(354,636)	(350,810)
Gross amounts not offset in the consolidated statement of financial position
Financial instruments	239,046	342,271
Cash collateral received	117,307	42,384
Net amount	1,717	33,845
Securities sold under repurchase agreements at amortized cost
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	(212,931)	(310,197)
Net amount of assets presented in the consolidated statement of financial position	(212,931)	(310,197)
Gross amounts not offset in the consolidated statement of financial position
Financial instruments	239,046	342,271
Cash collateral received	564	8,087
Net amount	26,679	40,161
Derivative financial instruments used for hedging at FVTPL
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of liabilities	(141,705)	(40,613)
Net amount of assets presented in the consolidated statement of financial position	(141,705)	(40,613)
Gross amounts not offset in the consolidated statement of financial position
Cash collateral received	116,743	34,297
Net amount	$ (24,962)	$ (6,316)